Employee Benefits, Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 1,116	$ (1,533)	$ 775
Amortization of net actuarial gain (loss)	(74)	(151)	(141)
Total recognized in other comprehensive income	1,042	(1,809)	631
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	1	0	3
Interest cost	465	465	514
Expected return on plan assets	(629)	(674)	(652)
Amortization of net actuarial loss (gain)	91	137	131
Amortization of prior service credit	0	0	0
Settlement loss	0	124	2
Curtailment gain	0	0	0
Net periodic benefit cost	(72)	52	(2)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	881	(1,175)	758
Amortization of net actuarial gain (loss)	(91)	(137)	(131)
Prior service cost	0	0	(2)
Amortization of prior service credit	0	0	0
Total recognized in other comprehensive income	790	(1,436)	624
Total recognized in net periodic benefit cost and other comprehensive income	718	(1,384)	622
Pension benefits qualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	0	(124)	(1)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	27	29	32
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	11	15	10
Amortization of prior service credit	0	0	0
Settlement loss	2	3	5
Curtailment gain	0	0	0
Net periodic benefit cost	40	47	47
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	89	(17)	62
Amortization of net actuarial gain (loss)	(11)	(15)	(10)
Prior service cost	0	0	0
Amortization of prior service credit	0	0	0
Total recognized in other comprehensive income	76	(35)	47
Total recognized in net periodic benefit cost and other comprehensive income	116	12	94
Pension benefits nonqualified [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	(2)	(3)	(5)
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	7	11	11
Interest cost	42	47	60
Expected return on plan assets	(36)	(36)	(36)
Amortization of net actuarial loss (gain)	(28)	(1)	0
Amortization of prior service credit	(2)	(2)	(2)
Settlement loss	0	0	0
Curtailment gain	0	0	(3)
Net periodic benefit cost	(17)	19	30
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	146	(341)	(42)
Amortization of net actuarial gain (loss)	28	1	0
Prior service cost	0	0	0
Amortization of prior service credit	2	2	2
Total recognized in other comprehensive income	176	(338)	(40)
Total recognized in net periodic benefit cost and other comprehensive income	159	(319)	(10)
Other benefits [Member] | Settlement [Member]
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Settlement	$ 0	$ 0	$ 0